Trade and Other Payables - Summary of Unsecured Liabilities (Details) - AUD ($)	Jun. 30, 2022	Jun. 30, 2021
Trade And Other Payables [Abstract]
Trade payables	$ 3,847,509	$ 1,823,898
Sundry payables and accrued expenses	5,632,150	2,532,658
Total	$ 9,479,659	$ 4,356,556